Appleton Equity Growth Fund
APPLETON EQUITY GROWTH FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment).
Shareholder Fees (USD $)	Appleton Equity Growth Fund
Wire Redemption	9.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Appleton Equity Growth Fund
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.26%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	2.52%
Fee Waiver and Expense Reimbursement		(1.01%)
Net Expenses		1.51%
[1]	AFFE are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. AFFE fees are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus.
[2]	Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund other than brokerage commissions, extraordinary items, interest and taxes to the extent "Annual Fund Operating Expenses" exceed 1.50% of the Fund's average daily net assets (the "Expense Limitation Agreement"). This expense limitation will remain in effect until April 30, 2013, but can be terminated by a vote of the Board of Trustees or the Fund if they deem the termination to be beneficial to the Fund shareholders.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Appleton Equity Growth Fund	154	688	1,250	2,780

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks. These securities may be from large-cap, mid-cap or small-cap companies. By combining macro-economic and micro-economic factors, the Fund seeks the best-positioned companies within the fastest growing industries. In pursuing the Fund’s investment objective, the Adviser first employs top-down analysis to select specific industry groups demonstrating growth potential. A bottom-up approach is then used to select particular companies within the industry groups.
THE PRINCIPAL RISKS
The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as rapid increase or decrease in a stock’s value or liquidity, and fluctuations due to a company’s earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Different investment styles, such as growth and value investing, may shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that have a different investment style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. In addition, securities of small-cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large-cap companies.

An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
The bar chart and performance table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s average annual returns from year to year, together with the best and worst quarters. The accompanying table shows the Fund’s average annual total returns for periods ended December 31, 2011 and compares the returns to those of a broad-based securities market index. The table also shows how the Fund’s returns compare with an index comprised of common stocks similar to those in which the Fund invests. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 15.24% during the quarter ended December 31, 2001, and the lowest return for a quarter was –24.73% during the quarter ended December 31, 2008.
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns		One Year	Five Year	Ten Year
Appleton Equity Growth Fund		(4.29%)	0.75%	0.41%
Appleton Equity Growth Fund Return After Taxes on Distributions	[1]	(4.29%)	0.74%	0.39%
Appleton Equity Growth Fund Return After Taxes on Distributions and Sale of Fund Shares		(2.79%)	0.64%	0.34%
Appleton Equity Growth Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
Appleton Equity Growth Fund Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		2.64%	2.50%	2.60%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account ("IRA").